UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Generation Advisors, LLC

Address:   49 Union Street
           Manchester, MA  01944


Form 13F File Number: 28-10779


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   George Putnam, III
Title:  President
Phone:  978-704-6200

Signature,  Place,  and  Date  of  Signing:

/s/ George Putnam, III             Manchester, MA                     8/3/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      183,148
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABOVENET INC                          COMMON         00374N107    3,970    84,139          SOLE       NONE        84,139      0    0
ACCO BRANDS CORP                      COMMON         00081T108    3,193   639,940          SOLE       NONE       639,940      0    0
ALCATEL-LUCENT                        ADR            013904305    3,216 1,266,337          SOLE       NONE     1,266,337      0    0
AMR CORP                              COMMON         001765106    2,197   323,971          SOLE       NONE       323,971      0    0
CALPINE CORP                          COMMON         131347304    3,219   253,037          SOLE       NONE       253,037      0    0
CONSTAR INTERNATIONAL, INC            COMMON         21036U206      652    83,222          SOLE       NONE        83,222      0    0
CONTINENTAL AIRLINES INC              CL B           210795308    3,309   150,398          SOLE       NONE       150,398      0    0
DELTA AIR LINES, INC                  COMMON         247361702    7,877   670,402          SOLE       NONE       670,402      0    0
DORAL FINANCIAL CORP                  COMMON         25811P886    1,605   657,991          SOLE       NONE       657,991      0    0
EXIDE TECHNOLOGIES                    COMMON         302051206    3,509   674,878          SOLE       NONE       674,878      0    0
FEDERAL MOGUL CORP                    COMMON         313549404    4,275   328,363          SOLE       NONE       328,363      0    0
FIFTH THIRD BANCORP                   COMMON         316773100    4,340   353,164          SOLE       NONE       353,164      0    0
FLEXTRONICS INTERNATIONAL LTD         ORD            Y2573F102    1,027   183,342          SOLE       NONE       183,342      0    0
GLOBAL CROSSING LTD                   COMMON         G3921A175    4,524   428,025          SOLE       NONE       428,025      0    0
THE GOODYEAR TIRE & RUBBER COMPANY    COMMON         382550101    2,744   276,011          SOLE       NONE       276,011      0    0
HUNTSMAN CORP                         COMMON         447011107    1,735   200,171          SOLE       NONE       200,171      0    0
ING PRIME RATE TR MUTUAL FUND         SH BEN INT     44977W106    3,702   673,131          SOLE       NONE       673,131      0    0
JDS UNIPHASE CORP                     COMMON         46612J507    5,092   517,478          SOLE       NONE       517,478      0    0
KEY ENERGY SERVICES INC               COMMON         492914106    3,973   432,758          SOLE       NONE       432,758      0    0
KEYCORP                               COMMON         493267108    3,855   501,254          SOLE       NONE       501,254      0    0
LEAR CORP                             COMMON         521865204   10,857   164,002          SOLE       NONE       164,002      0    0
LENNAR CORP                           CL A           526057104    6,150   442,110          SOLE       NONE       442,110      0    0
LIBBEY INC                            COMMON         529898108      863    66,475          SOLE       NONE        66,475      0    0
LTX-CREDENCE CORP                     COMMON         502403108    3,645 1,288,100          SOLE       NONE     1,288,100      0    0
METROPCS COMMUNICATIONS, INC          COMMON         591708102    8,653 1,056,533          SOLE       NONE     1,056,533      0    0
MGIC INVESTMENT CORP                  COMMON         552848103    3,238   470,000          SOLE       NONE       470,000      0    0
NEWPARK RES INC                       COMMON         651718504    4,369   722,208          SOLE       NONE       722,208      0    0
OWENS CORNING                         COMMON         690742101    3,010   100,627          SOLE       NONE       100,627      0    0
WTS/OWENS CORNING INC. 45.2500        WTS            690742127      123    44,817          SOLE       NONE        44,817      0    0
EXP10/31/2013 SERIES B
PARKER DRILLING CO                    COMMON         701081101    2,005   507,670          SOLE       NONE       507,670      0    0
PENNYMAC MTG INVT TR                  COMMON         70931T103    2,989   188,000          SOLE       NONE       188,000      0    0
PLAINS EXPL & PROD CO LP              COMMON         726505100    5,750   279,000          SOLE       NONE       279,000      0    0
PORTLAND GENERAL ELECTRIC CO          COMMON         736508847    2,531   138,088          SOLE       NONE       138,088      0    0
RCN CORP                              COMMON         749361200    2,454   165,700          SOLE       NONE       165,700      0    0
REGIONS FINANCIAL CORP                COMMON         7591EP100    4,155   631,400          SOLE       NONE       631,400      0    0
REVLON INC                            CL A           761525609    2,863   256,536          SOLE       NONE       256,536      0    0
SERACARE LIFE SCIENCES, INC           COMMON         81747T104       34     8,979          SOLE       NONE         8,979      0    0
SOLUTIA INC                           COMMON         834376501    7,156   546,264          SOLE       NONE       546,264      0    0
SUNTRUST BANKS INC                    COMMON         867914103    3,531   151,559          SOLE       NONE       151,559      0    0
SYNOVUS FINANCIAL CORP                COMMON         87161C105    3,413 1,343,800          SOLE       NONE     1,343,800      0    0
TENET HEALTHCARE CORP                 COMMON         88033G100    3,107   716,000          SOLE       NONE       716,000      0    0
TERADYNE INC                          COMMON         880770102    5,456   559,573          SOLE       NONE       559,573      0    0
UAL CORP                              COMMON         902549807    9,786   475,950          SOLE       NONE       475,950      0    0
US AIRWAYS GROUP INC                  COMMON         90341W108   13,868 1,610,632          SOLE       NONE     1,610,632      0    0
VISHAY INTERTECHNOLOGY                COMMON         928298108    5,128   662,500          SOLE       NONE       662,500      0    0


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